S000036895 [Member] Expense Example - Franklin U.S. Small Cap Equity Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 675
Expense Example, with Redemption, 3 Years	952
Expense Example, with Redemption, 5 Years	1,249
Expense Example, with Redemption, 10 Years	2,091
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	647
Expense Example, with Redemption, 5 Years	1,112
Expense Example, with Redemption, 10 Years	2,217
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	549
Expense Example, with Redemption, 5 Years	992
Expense Example, with Redemption, 10 Years	2,223
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	504
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	1,915
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,234
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,116